As filed with the Securities and Exchange Commission
                               on October 4, 1996

                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-6880

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                        Pre-Effective Amendment No.                   | |

                      Post-Effective Amendment No. 22                 |X|

                                     and/or

      Registration Statement Under the Investment Company Act of 1940 |X|

                              Amendment No. 24                        |X|

                        (Check appropriate box or boxes)

                                 THE ALGER FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           75 MAIDEN LANE
           NEW YORK, NEW YORK                                   10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                     (Zip Code)

Registrant's Telephone Number, including Area Code: 212-806-8800

                              MR. GREGORY S. DUCH
                          FRED ALGER MANAGEMENT, INC.
                                 75 MAIDEN LANE
                               NEW YORK NY 10038
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                Page 1 of _____ Pages
                           Exhibit Index at Page_____

It is proposed that this filing will become effective (check appropriate box):

| |  immediately upon filing pursuant to paragraph (b), or

|X|  on December 31, 1996 pursuant to paragraph (b), or

| |  60 days after filing pursuant to paragraph (a), or

| |  on [date] pursuant to paragraph (a) of Rule 485

|X| This post-effective amendment designates a new effective date for a previous post-effective amendment.

                                   ----------

                       DECLARATION PURSUANT TO RULE 24f-2

     Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on December 28, 1995.

                       Designation of New Effective Date
                         for Previously filed Amendment

     Post-Effective Amendment Number 21 under the Securities Act of 1933 and 23 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a) on October 4, 1996 and pursuant to that rule would become effective December 3, 1996.

     The Registrant hereby designates December 31, 1996 as the date when such amendment shall become effective.

     All information contained in the Registrant's Registration Statement as previously filed through Post-Effective Amendments Nos. 21 under the Securities Act of 1933 and 23 under the Investment Company Act of 1940 are incorporated by reference without change.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 2nd day of December, 1996.

                                        THE ALGER FUND

                                        By: /s/David D. Alger President
                                               ------------------------
                                               David D. Alger President


ATTEST: /s/Gregory S. Duch, Treasurer
           --------------------------
           Gregory S. Duch, Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                              Date
---------                    -----                              ----

*                            Chairman of the Board              December 2, 1996
------------------------
Fred M. Alger

/s/David D. Alger            President and Trustee              December 2, 1996
------------------------     (Chief Executive Officer)
David D. Alger

/s/Gregory Duch              Treasurer                          December 2, 1996
------------------------     (Chief Financial and Accounting
Gregory Duch                 Officer)

*                            Trustee                            December 2, 1996
------------------------
Nathan E. Saint-Amand

*                            Trustee                            December 2, 1996
------------------------
Stephen E. O'Neil

*                            Trustee                            December 2, 1996
------------------------
Arthur M. Dubow

*                            Trustee                            December 2, 1996
------------------------
John T. Sargent

*By: /s/Gregory S. Duch
     -------------------
Gregory S. Duch
Attorney-in-Fact